Note 7 - Fair Value of Time Charters Acquired (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maersk Noumea [Member]	Dec. 31, 2010 Maersk Noumea [Member]	Dec. 31, 2008 Maersk Noumea [Member]	Dec. 31, 2008 Charter One [Member]	Dec. 31, 2008 Charter Two [Member]	Dec. 31, 2008 Charter Three [Member]
Charter Rate Per Day						$ 16,800	$ 18,735	$ 19,240	$ 19,750
Present Value Of Below Market Acquired Time Charter						9,597,438
	54,921,697	64,129,511	54,422,489	1,318,211	2,106,416
Unamortized Below Market Rate Charter	$ 0			$ 0